SunAmerica Asset Management, LLC
Harborside 5
185 Hudson Street, Suite 3300
Jersey City NJ 07311

201-324-6378
201-324-6364 Fax
edward.gizzi@aig.com

Edward Gizzi
Assistant General Counsel

VIA EDGAR

October 29, 2019

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:                             Seasons Series Trust (the “Registrant”)

•    SA Multi-Managed Small Cap Portfolio (the “Portfolio”)

Registration File Nos. 333-08653 and 811-07725

Ladies and Gentlemen:

On behalf of the Registrant, transmitted for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL).

The exhibits mirror the risk/return summary information in the supplement dated October 7, 2019 to the Portfolio’s prospectus filed pursuant to Rule 497(e) under the 1933 Act on October 7, 2019.

Should you have any comments or questions, please contact the undersigned at (201) 324-6378.

Very truly yours,

/s/Edward Gizzi
Edward Gizzi

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase